Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
VAT and other taxes payable		$ 1,975,064	$ 1,862,661
Payroll payable		513,578	231,113
Other payable	[1]	443,524	914,127
Total accrued expenses and other liabilities		$ 2,932,166	$ 3,007,901

[1]	The balance represented unpaid cancelled investment funds from an investor (FY25: $130,625; FY24: $142,499), payable to employees for their reimbursement claims and other miscellaneous payables to third parties.